STOCKHOLDERS’ EQUITY (Details) - shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock issued (in shares)	8,749,878	9,012,857	7,678,195
Common stock outstanding (in shares)	8,749,878	9,012,857	7,678,195
Nonvoting Common Stock
Class of Stock [Line Items]
Common stock issued (in shares)			805,715
Common stock outstanding (in shares)			805,715